Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of accumulated other comprehensive income (loss)
The following table sets forth information with respect to the components of “Accumulated other comprehensive loss” as of December 31, 2024 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Cash flow hedges	Securities available for sale (i)	Total Accumulated other comprehensive loss
Balances at December 31, 2021	$(625,608)	$17,840	$—	$(607,768)
Other comprehensive income (loss) before reclassifications	16,518	(26,255)	(3,624)	(13,361)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	7,669	—	7,669
Net current-period other comprehensive income (loss)	16,518	(18,586)	(3,624)	(5,692)
Balances at December 31, 2022	(609,090)	(746)	(3,624)	(613,460)
Other comprehensive income (loss) before reclassifications	53,309	(17,393)	(1,780)	34,136
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	15,124	1,119	16,243
Net current-period other comprehensive income (loss)	53,309	(2,269)	(661)	50,379
Balances at December 31, 2023	(555,781)	(3,015)	(4,285)	(563,081)
Other comprehensive (loss) income before reclassifications	(111,871)	33,150	(552)	(79,273)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of loss	—	(26,904)	774	(26,130)
Net current-period other comprehensive (loss) income	(111,871)	6,246	222	(105,403)
Balances at December 31, 2024	(667,652)	3,231	(4,063)	(668,484)

(i)Related to unrealized results on available for sale securities. As of December 31, 2024, the Company maintains Securities classified as available for sale in accordance with guidance in ASC 320 Investments – Debt and Equity Securities amounting to $3,529, included within “Short-term investments” in the Consolidated Balance Sheet. The amortized cost at acquisition amounted to $7,744.